DEPOSITS AND OTHER CUSTOMER ACCOUNTS - Schedule of Deposits and Other Customer Accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Balance
Interest-bearing demand deposits	$ 11,815,661	$ 11,850,043
Non-interest-bearing demand deposits	13,789,313	14,539,985
Savings	11,288,787	5,045,668
Customer repurchase accounts	234,940	299,216
Money market	26,772,150	25,197,858
CDs	15,076,851	21,181,835
Total deposits	$ 78,977,702	$ 78,114,605
Percent of total deposits
Interest-bearing demand deposits (as a percent)	15.00%	15.20%
Non-interest-bearing demand deposits (as a percent)	17.50%	18.60%
Savings (as a percent)	14.30%	6.50%
Customer repurchase accounts (as a percent)	0.30%	0.40%
Money market (as a percent)	33.80%	32.20%
CDs (as a percent)	19.10%	27.10%
Total deposits (as a percent)	100.00%	100.00%
Foreign deposits	$ 5,600,000	$ 4,900,000